Shareholders' Equity - Disclosure of detailed information about options, valuation assumptions (Details) - Year	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk free interest rate, percentage	3.96%	2.76%
Expected life (years)	5.0	5.0
Expected volatility, percentage	45.60%	48.70%
Dividend yield, percentage	0.00%	0.00%